Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 7 — Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the IPO, or $5,520,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the IPO, or $9,660,000.
Business Combination Agreement
On November 29, 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”) by and among the Company, ADEX Merger Sub, LLC, a Delaware limited liability company and a wholly owned direct subsidiary of the Company (“Merger Sub”), and GRIID. On December 23, 2021 the parties to the Merger Agreement amended the Merger Agreement. The Merger Agreement, as amended, provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into GRIID (the “Merger”), the separate limited liability company existence of Merger Sub will cease and GRIID, as the surviving company of the Merger, will continue its existence under the Limited Liability Company Act of the State of Delaware as a wholly owned subsidiary of the Company.
The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of the Company and the board of managers of GRIID.
At the closing of the Merger (the “Closing”), the limited liability company membership interests of Merger Sub will be converted into an equivalent limited liability company membership interest in GRIID and each limited liability company membership unit of GRIID that is issued and outstanding immediately prior to the effective time of the merger will automatically be converted into and become the right to receive such unit’s proportionate share, as determined in accordance with the Merger Agreement, of 308,100,000 shares of the Company’s common stock.
The parties to the Merger Agreement have agreed to customary representations and warranties for transactions of this type. Additionally, under the Merger Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions.
The Merger Agreement includes a remedy of specific performance for the parties. The Merger Agreement may be terminated under certain customary circumstances at any time prior to the Closing, including, (i) by mutual written consent of GRIID and the Company, or (ii) by the Company or GRIID, if (a) the Closing has not occurred by May 29, 2022 (subject to extension for 60 days or 90 days in certain circumstances), (b) the other party has breached any of its representations, warranties, covenants or agreements in the Merger Agreement and such breach has caused the failure of the closing condition related to the accuracy of such other party’s representations and warranties or such other party’s compliance with its covenants (subject to a cure period), (c) any governmental entity has issued a final, non-appealable order
or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Merger Agreement, (d) the Company’s stockholder meeting to vote on the Merger has been held and the ADEX Stockholder Approval (as defined in the Merger Agreement) has not been obtained or (e) the GRIID Written Consent (as defined in the Merger Agreement) has not been obtained in the time period set forth in the Merger Agreement.
If the Merger Agreement is validly terminated, none of the parties to the Merger Agreement will have any liability or any further obligation under the Merger Agreement other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Merger Agreement).
Vendor Agreements
On August 17, 2021, the Company entered into a master services agreement (the “Evolve Agreement”) with Evolve Security, LLC (“Evolve”) for cybersecurity due diligence services related to the Merger. Under the Evolve Agreement, the Company paid Evolve $55,000.
On August 17, 2021, the Company entered into an engagement letter (the “Edelstein Letter”) with Edelstein & Company, LLP (“Edelstein”) for accounting due diligence services related to the Merger. Under the Edelstein Letter, Edelstein estimated its fees payable by the Company to be $16,000.
On August 17, 2021, the Company entered into an engagement letter (the “Lincoln Letter”) with Lincoln International LLC (“Lincoln”) for fairness opinion services related to the Merger. Under the Lincoln Letter, Lincoln will be entitled to receive a contingent fee in the amount of $500,000 plus expenses upon the consummation of the Merger.
On August 18, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with Arthur D. Little LLC (“ADL”) for technical and commercial due diligence services related to the Merger. Under the Consulting Agreement, ADL will receive a contingent fee in the amount of $250,000 plus expenses upon the consummation of the Merger.
On September 13, 2021, the Company entered into an engagement letter (the “M&A Engagement Letter”) with Wells Fargo Securities, LLC (“Wells”), pursuant to which Wells would serve as financial advisor in connection with contemplated acquisitions made by the Company. Under the M&A Engagement Letter, Wells would receive $3,500,000 upon the consummation of a business combination, and would be entitled to 30% of any break-up
fee the Company receives upon the termination of a Business Combination agreement.
On September 14, 2021, the Company entered into engagement letters relating to a private investment in public equity (“PIPE”) financing (the “PIPE Engagement Letter”) and capital markets advisory services (the “Capital Markets Engagement Letter”), each with Wells. Under the PIPE Engagement Letter, Wells would receive a contingent fee equal to 4
% of the gross proceeds of securities sold in the PIPE plus expenses. The Company will be obligated to pay an additional $1,500,000 if the gross proceeds of securities sold in a PIPE are above $100,000,000. Under the Capital Markets Engagement Letter, Wells would receive $3,500,000 upon the consummation of a Business Combination.
As of December 31, 2021, the Company had incurred legal fees related to the Merger of approximately $2,500,000. These fees will only become due and payable upon the consummation of the Merger.